UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21042
Morgan Stanley Small-Mid Special Value Fund
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: April 30, 2009
Date of reporting period: April 30, 2009

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Small-Mid Special Value Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended April 30, 2009

Total Return for the 12 Months Ended April 30, 2009

				Russell	Lipper Mid-
				2500®	Cap Value
				Value	Funds
Class A	Class B	Class C	Class I	Index[1]	Index[2]
–34.93%	–34.88%	–35.42%	–34.78%	–32.02%	–34.47%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 fee Plan than did Class A shares for the fiscal period ended April 30, 2009, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Market Conditions

The 12-month period ended April 30, 2009, saw a significant drop in stock prices followed by a rally in the last two months of the period. In mid-May 2008, the market began a downward spiral. A continuation of bad news from the financial sector, record high oil prices, and drastically lower consumer sentiment measures intensified concerns that a recession might be longer and deeper than expected. In July, although oil prices retreated, concerns about the solvency of Fannie Mae and Freddie Mac came to light. The early estimate for second quarter gross domestic product (GDP) growth was positive, but data on inflation, retail sales and jobs growth reported during August were less favorable, undermining investor confidence.

Additionally, a series of failures and near failures of major financial institutions in September, and the subsequent government interventions and forced consolidations, led to wild swings in the stock market. Credit conditions, which had been tight since the demise of the subprime mortgage market, essentially froze as banks became unwilling to lend to each other and corporations curtailed borrowing activities. Economic expectations also became more pessimistic, leading to a steep drop in commodity prices. Additionally, mutual fund tax-loss selling, which typically occurs in October, and forced selling by hedge funds contributed to volatility in the fourth quarter of 2008. In November, the official announcement that the U.S. had been in recession since December 2007 was hardly surprising to observers amidst bad news from nearly every segment of the economy and U.S. automakers’ appeal for a government bailout.

Sentiment turned modestly more upbeat in December on moderating inflation concerns and a slight improvement in credit conditions. But the early months of 2009 brought more negative news and volatility to the market. A dismal fourth quarter earnings reporting season was capped off with pessimistic corporate outlooks. Job losses continued, fourth quarter gross domestic product estimates were revised downward, and consumer confidence fell to record lows. The new Treasury Secretary announced a bank rescue plan that lacked sufficient detail and was not well received by the markets.

The tide reversed in March as several positive announcements led the market to rally. On the corporate front, investors welcomed merger and acquisition activity in the pharmaceuticals industry, improved retail sales numbers, and reports of profitability at two large banks. Furthermore, the Treasury publicized a plan to buy banks’ distressed assets, while the Federal Reserve announced it would purchase over $1 billion in Treasury and mortgage securities. Both of these announcements received positive responses from the market. The rally extended through April as investors became more optimistic about potential economic stabilization and appeared more willing to overlook negative news, such as the H1N1 (swine flu) virus and Chrysler’s bankruptcy filing.

While finishing on a more positive note, performance for the 12 months as a whole still reflects the period’s difficulties. Market capitalization had little effect on returns, as small-, mid-, and large-cap stocks performed essentially in line with each other. Value stocks lagged growth stocks within the large-cap range but very marginally outperformed growth in the small- and mid-cap range. Within the universe of small- and mid-cap value stocks, as represented by the Russell 2500® Value Index, all sectors had negative returns for the period. The sectors with the smallest declines were health care, consumer staples, and utilities. These sectors were favored by investors for their “defensive” characteristics, or lower sensitivity to economic changes. Also as expected, the sectors with the greatest sensitivity to the economy (known as “cyclicals”) were among the weakest performers, including energy, autos and transportation, and materials and processing.

Performance Analysis

All share classes of Morgan Stanley Small-Mid Special Value Fund underperformed the Russell 2500® Value Index (the “Index”) and the Lipper Mid-Cap Value Funds Index for the 12 months ended April 30, 2009, assuming no deduction of applicable sales charges.

The largest detractor from relative performance was stock selection and the resulting overweight in the materials and processing sector. Not only was the broad sector among the worst performing groups during this reporting period, but the Fund also held some containers and packaging stocks plus a chemicals stock that performed poorly. Stock selection in the financial sector was another driver of relative underperformance, where the Fund was hurt by its exposure to two insurance companies and one hotel real estate investment trust (REIT). Finally, within the producer durables sector, selection in aerospace stocks and office and business equipment stocks was disadvantageous to relative returns.

Other positions had a positive impact on relative performance. Notably, stock selection and an overweight in the consumer discretionary sector were additive. In this sector, strong performance from some business services holdings and an avoidance of publishing and other weak-performing segments contributed to relative gains. Performance was also aided by the Fund’s consumer staples holdings, particularly a vitamin wholesaler and a packaged food company. The energy sector contributed positively to relative performance as well. That contribution was due, in part, to the Fund’s energy holdings falling less than the Index’s energy stocks; additionally, the Fund held a smaller weighting in the sector than the Index did, reducing the Fund’s exposure to the sector’s significant decline during the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 04/30/09
MAXIMUS, Inc.	4.0%
AAR Corp.	3.7
Hanover Insurance Group	3.7
Pactiv Corp.	3.4
Reinsurance Group of America Inc.	3.2
Goodrich Corp.	2.9
Corn Products International, Inc.	2.7
Teradata Corp.	2.6
Check Point Software Technologies Ltd. (Israel)	2.5
Scripps Networks Interactive (Class A)	2.5

TOP FIVE INDUSTRIES as of 04/30/09
Miscellaneous Commercial Services	7.3%
Aerospace & Defense	7.1
Information Technology Services	6.8
Specialty Insurance	4.0
Property/Casualty Insurance	3.7

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its net assets, including any borrowings for investment purposes, in common stocks and other equity securities, including convertible securities, of small and medium capitalization companies that the Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., believes are undervalued relative to the marketplace or to similar companies. The Fund may also use derivative instruments as discussed in the Fund’s prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. In accordance with the Fund’s investment strategy, companies within a capitalization range of $100 million to $7.5 billion or the high end of the range of companies represented in the Russell 2500® Value Index at the time of purchase are considered small and medium capitalization companies by the Investment Adviser. As part of its investment strategy, the Fund may invest in securities of foreign issuers in an amount set forth in the Fund’s prospectus. In deciding which securities to buy, hold or sell, the Investment Adviser pursues a value-oriented approach that seeks to identify securities whose market value is less than their intrinsic value. The Investment Adviser focuses on securities with valuation metrics such as price-earnings ratios that are lower than those of the general market averages or similar companies. The Investment Adviser may also consider a company’s dividend yield, growth in sales, balance sheet, management capabilities, earnings and cash flow, as well as other factors.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

(This Page Intentionally Left Blank)

Performance Summary

Performance of $10,000 Investment
Since Inception

Annual Average Total Returns — Period Ended April 30, 2009

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 05/28/02)		(since 05/28/02)		(since 05/28/02)		(since 05/28/02)
Symbol	JBJAX		JBJBX		JBJCX		JBJDX
1 Year	−34.93%[3]		−34.88%[3]		−35.42%[3]		−34.78%[3]
	−38.34	[4]	−37.86	[4]	−36.01	[4]	—

5 Years	0.04	[3]	−0.43	[3]	−0.69	[3]	0.28	[3]
	−1.03	[4]	−0.64	[4]	−0.69	[4]	—

Since Inception	3.97	[3]	3.40	[3]	3.21	[3]	4.22	[3]
	3.17	[4]	3.40	[4]	3.21	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Russell 2500® Value Index measures the performance of those companies in the Russell 2500® Index with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Mid-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Mid-Cap Value Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

‡	Ending value assuming a complete redemption on April 30, 2009.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/08 – 04/30/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period @
			11/01/08 –
	11/01/08	04/30/09	04/30/09
Class A
Actual (–0.47% return)	$1,000.00	$995.30	$7.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.96	$7.90
Class B
Actual (–0.36% return)	$1,000.00	$996.40	$7.77
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.01	$7.85
Class C
Actual (–0.80% return)	$1,000.00	$992.00	$11.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.24	$11.63
Class I
Actual (–0.32% return)	$1,000.00	$996.80	$6.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.20	$6.66

@	Expenses are equal to the Fund’s annualized expense ratios of 1.58%, 1.57%, 2.33% and 1.33% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended April 30, 2009, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Morgan Stanley Small-Mid Special Value Fund
Portfolio of Investments - April 30, 2009

NUMBER OF
SHARES		VALUE
	Common Stocks (94.8%)

	Advertising/Marketing Services (2.0%)
247,800	Interpublic Group of Companies, Inc. (The) (a)	$1,551,228

	Aerospace & Defense (7.1%)
193,000	AAR Corp. (a)	2,908,510
50,600	Goodrich Corp.	2,240,568
32,600	Spirit Aerosystems Hold – CL A (a)	415,650

		5,564,728

	Agricultural Commodities/Milling (2.7%)
88,553	Corn Products International, Inc.	2,116,417

	Beverages: Alcoholic (2.0%)
40,900	Molson Coors Brewing Co. (Class B)	1,564,425

	Cable/Satellite TV (2.5%)
70,400	Scripps Networks Interactive – CL A	1,931,776

	Chemicals: Specialty (2.9%)
34,200	Cytec Industries, Inc.	679,212
37,200	Lubrizol Corp. (The)	1,607,784

		2,286,996

	Commercial Printing/Forms (1.1%)
71,000	Donnelley (R.R.) & Sons Co.	827,150

	Computer Peripherals (1.3%)
47,600	Zebra Technologies Corp. (Class A) (a)	1,011,500

	Containers/Packaging (3.4%)
122,600	Pactiv Corp. (a)	2,680,036

	Data Processing Services (1.9%)
75,600	Broadridge Financial Solutions Inc.	1,462,860

	Electric Utilities (2.0%)
130,700	CMS Energy Corp.	1,571,014

	Engineering & Construction (1.0%)
28,800	Aecom Technology Corp.	741,024

	Financial Conglomerates (1.6%)
780,600	Conseco Inc. (a)	1,248,960

	Food: Major Diversified (2.2%)
98,600	ConAgra Foods Inc.	1,745,220

	Food: Specialty/Candy (2.4%)
72,800	NBTY, Inc. (a)	1,886,248

	Gas Distributors (2.0%)
69,300	UGI Corp.	1,589,742

	Information Technology Services (6.8%)
83,900	Amdocs Ltd. (Guernsey) (a)	1,756,027
41,100	Computer Sciences Corp. (a)	1,519,056
122,100	Teradata Corp. (a)	2,041,512

		5,316,595

	Internet Software/Services (2.5%)
83,400	Check Point Software Technologies Ltd. (Israel) (a)	1,932,378

	Life/Health Insurance (3.3%)
79,700	Reinsurance Group of America Inc.	2,533,663

	Medical Specialties (1.6%)
83,000	PerkinElmer, Inc.	1,209,310

	Miscellaneous Commercial Services (7.3%)
41,100	Brink’s Co. (The)	1,165,185
19,500	Copart, Inc. (a)	612,105
78,340	MAXIMUS, Inc.	3,159,452
41,700	SAIC, Inc.	754,770

		5,691,512

	Multi-Line Insurance (2.0%)
64,700	Axis Capital Holdings Ltd. (Bermuda)	1,594,208

	Oil & Gas Production (1.5%)
49,900	Pioneer Natural Resources Co.	1,153,688

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Portfolio of Investments - April 30, 2009 continued

NUMBER OF
SHARES		VALUE

	Oilfield Services/Equipment (1.9%)
45,279	Exterran Holdings, Inc. (a)	$935,011
27,160	Superior Energy Services, Inc. (a)	521,744

		1,456,755

	Other Consumer Services (2.4%)
69,900	Brinks Home Security Holdings	1,857,942

	Packaged Software (3.2%)
47,700	BMC Software, Inc. (a)	1,653,759
136,066	MSC. Software Corp. (a)	835,445

		2,489,204

	Pharmaceuticals: Generic Drugs (1.9%)
114,600	Mylan Laboratories, Inc.	1,518,450

	Pharmaceuticals: Other (2.4%)
71,000	Perrigo Co.	1,840,320

	Property – Casualty Insurers (3.7%)
96,143	Hanover Insurance Group	2,882,367

	Real Estate Investment Trusts (1.5%)
39,400	Potlatch Corp.	1,158,754

	Restaurants (2.6%)
100,400	AFC Enterprises, Inc. (a)	623,484
320,800	Wendy’s/Arby’s Group, Inc.	1,604,000

		2,227,484

	Savings Banks (1.7%)
115,100	TFS Financial Corp.	1,350,123

	Services to the Health Industry (1.2%)
35,900	Omnicare, Inc.	922,989

	Specialty Insurance (4.0%)
64,600	Assurant, Inc.	1,578,824
5,430	Markel Corp. (a)	1,558,410

		3,137,234

	Specialty Telecommunications (2.3%)
66,800	CenturyTel, Inc.	1,813,620

	Tools/Hardware (2.9%)
39,000	Snap-On, Inc.	1,322,880
23,700	Stanley Works (The)	901,311

		2,224,191

	Total Common Stocks (Cost $83,802,171)	74,090,111

PRINCIPAL
AMOUNT IN
THOUSANDS

	Convertible Bond (1.0%)
	Biotechnology
$840	Invitrogen Corp. 1.50% due 02/15/24 (Cost $747,547)	798,000

NUMBER OF
SHARES (000)

	Short-Term Investment (b) (4.0%)
	Investment Company
3,113	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $3,112,904)	3,112,904

Total Investments (Cost $87,662,622) (c)	99.8%	78,001,015
Assets in Excess of Other Liabilities	0.2	132,161

Net Assets	100.0%	$78,133,176

(a)	Non-income producing security.
(b)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.
(c)	The aggregate cost for federal income tax purposes is $89,399,112. The aggregate gross unrealized appreciation is $6,913,664 and the aggregate gross unrealized depreciation is $18,311,761, resulting in net unrealized depreciation of $11,398,097.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Summary of Investments - April 30, 2009

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Miscellaneous Commercial Services	$5,691,512	7.3%
Aerospace & Defense	5,564,728	7.1
Information Technology Services	5,316,595	6.8
Specialty Insurance	3,137,234	4.0
Investment Company	3,112,904	4.0
Property — Casualty Insurers	2,882,367	3.7
Containers/Packaging	2,680,036	3.4
Life/Health Insurance	2,533,663	3.2
Packaged Software	2,489,204	3.2
Chemicals: Specialty	2,286,996	2.9
Restaurants	2,227,484	2.9
Tools/Hardware	2,224,191	2.8
Agricultural Commodities/Milling	2,116,417	2.7
Internet Software/Services	1,932,378	2.5
Cable/Satellite TV	1,931,776	2.5
Food: Specialty/Candy	1,886,248	2.4
Other Consumer Services	1,857,942	2.4
Pharmaceuticals: Other	1,840,320	2.4
Specialty Telecommunications	1,813,620	2.3
Food: Major Diversified	1,745,220	2.2
Multi-Line Insurance	1,594,208	2.0
Gas Distributors	1,589,742	2.0
Electric Utilities	1,571,014	2.0
Beverages: Alcoholic	1,564,425	2.0
Advertising/Marketing Services	1,551,228	2.0
Pharmaceuticals: Generic Drugs	1,518,450	2.0
Data Processing Services	1,462,860	1.9
Oilfield Services/Equipment	1,456,755	1.9
Savings Banks	1,350,123	1.7
Financial Conglomerates	1,248,960	1.6
Medical Specialties	1,209,310	1.6
Real Estate Investment Trusts	1,158,754	1.5
Oil & Gas Production	1,153,688	1.5
Computer Peripherals	1,011,500	1.3
Services to The Health Industry	922,989	1.2
Commercial Printing/Forms	827,150	1.1
Biotechnology	798,000	1.0
Engineering & Construction	741,024	1.0

	$78,001,015	100%

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Financial Statements

Statement of Assets and Liabilities
April 30, 2009

Assets:
Investments in securities, at value (cost $84,549,718)	$74,888,111
Investment in affiliate, at value (cost $3,112,904)	3,112,904
Receivable for:
Investments sold	928,167
Dividends	47,413
Shares of beneficial interest sold	14,531
Interest	2,611
Dividends from affiliate	601
Receivable from Distributor	34,745
Prepaid expenses and other assets	61,336

Total Assets	79,090,419

Liabilities:
Payable for:
Investments purchased	735,977
Shares of beneficial interest redeemed	85,720
Investment advisory fee	41,143
Transfer agent fee	23,123
Administration fee	4,980
Accrued expenses and other payables	66,300

Total Liabilities	957,243

Net Assets	$78,133,176

Composition of Net Assets:
Paid-in-capital	$117,015,870
Net unrealized depreciation	(9,661,607)
Accumulated net investment loss	(293)
Accumulated net realized loss	(29,220,794)

Net Assets	$78,133,176

Class A Shares:
Net Assets	$20,041,104
Shares Outstanding (unlimited authorized, $.01 par value)	2,874,784
Net Asset Value Per Share	$6.97

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$7.36

Class B Shares:
Net Assets	$40,287,412
Shares Outstanding (unlimited authorized, $.01 par value)	6,179,285
Net Asset Value Per Share	$6.52

Class C Shares:
Net Assets	$12,647,793
Shares Outstanding (unlimited authorized, $.01 par value)	1,967,231
Net Asset Value Per Share	$6.43

Class I Shares
Net Assets	$5,156,867
Shares Outstanding (unlimited authorized, $.01 par value)	721,004
Net Asset Value Per Share	$7.15

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Financial Statements continued

Statement of Operations
For the year ended April 30, 2009

Net Investment Loss:
Income
Dividends	$1,346,896
Dividends from affiliate	100,497
Interest	54,345

Total Income	1,501,738

Expenses
Investment advisory fee	763,528
Transfer agent fees and expenses	294,398
Distribution fee (Class A shares)	72,123
Distribution fee (Class B shares)	66,402
Distribution fee (Class C shares)	178,183
Professional fees	91,450
Administration fee	91,167
Shareholder reports and notices	69,651
Registration fees	40,620
Custodian fees	7,579
Trustees’ fees and expenses	2,294
Other	20,247

Total Expenses	1,697,642
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(5,674)

Net Expenses	1,691,968

Net Investment Loss	(190,230)

Realized and Unrealized Loss:
Net realized loss	(29,071,875)
Net change in unrealized appreciation/depreciation	(26,914,544)

Net Loss	(55,986,419)

Net Decrease	$(56,176,649)

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	APRIL 30, 2009	APRIL 30, 2008

Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(190,230)	$(824,807)
Net realized gain (loss)	(29,071,875)	27,634,857
Net change in unrealized appreciation/depreciation	(26,914,544)	(45,676,938)

Net Decrease	(56,176,649)	(18,866,888)

Distributions to Shareholders from Net Realized Gain:
Class A shares	(1,692,813)	(8,692,214)
Class B shares	(3,586,126)	(19,610,688)
Class C shares	(1,147,226)	(5,332,136)
Class I shares	(524,112)	(2,428,804)

Total Distributions	(6,950,277)	(36,063,842)

Net increase (decrease) from transactions in shares of beneficial interest	(30,778,371)	5,235,907

Net Decrease	(93,905,297)	(49,694,823)
Net Assets:
Beginning of period	172,038,473	221,733,296

End of Period (Including accumulated net investment losses of $293 and $1,585, respectively)	$78,133,176	$172,038,473

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - April 30, 2009

1. Organization and Accounting Policies
Morgan Stanley Small-Mid Special Value Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on February 21, 2002. The Fund commenced operations on May 28, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

For the period May 1, 2008 to January 20, 2009, the Fund assessed a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which was paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - April 30, 2009 continued

determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees ; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “other expenses” in the Statement of Operations. Each of the tax years in the four year period ended April 30, 2009, remains subject to examination by taxing authorities.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - April 30, 2009 continued

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.67% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

At April 30, 2009, included in the Statement of Assets and Liabilities, is a receivable from the Fund’s Distributor, an affiliate, which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a “reimbursement plan”, the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of April 30, 2009. For the year ended April 30, 2009, the distribution fee was accrued for Class B shares at an annual rate of 0.12%.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - April 30, 2009 continued

consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such expenses as of April 30, 2009.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended April 30, 2009, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25 % and 1.00%, respectively.

The Distributor has informed the Fund that for the year ended April 30, 2009, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $4,825, $80,150 and $3,903, respectively and received $11,323 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the year ended April 30, 2009, advisory fees paid were reduced by $5,674 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $100,497 for the year ended April 30, 2009. During the year ended April 31, 2009, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $38,651,724 and $43,925,686 respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended April 30, 2009 aggregated $55,172,122 and $88,610,437, respectively. Included in the aforementioned transactions are purchases and sales of $25,240 and $1,541,532, respectively, with other Morgan Stanley funds, including realized losses of $952,844.

For the year ended April 30 2009, the Fund incurred brokerage commissions of $25,324 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - April 30, 2009 continued

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR		FOR THE YEAR
	ENDED		ENDED
	APRIL 30, 2009		APRIL 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	172,012	$1,473,119	1,127,578	$16,501,898
Conversion from Class B	—	—	338,589	4,878,044
Reinvestment of distributions	254,522	1,654,392	631,285	7,840,551
Redeemed	(1,323,883)	(11,105,895)	(1,315,965)	(17,362,002)

Net increase (decrease) – Class A	(897,349)	(7,978,384)	781,487	11,858,491

CLASS B SHARES
Sold	117,695	1,045,273	514,221	7,295,329
Conversion to Class A	—	—	(357,729)	(4,878,044)
Reinvestment of distributions	576,025	3,502,233	1,556,366	18,147,232
Redeemed	(2,555,208)	(20,725,752)	(2,772,147)	(35,255,984)

Net decrease – Class B	(1,861,488)	(16,178,246)	(1,059,289)	(14,691,467)

CLASS C SHARES
Sold	126,664	1,060,273	424,733	5,765,038
Reinvestment of distributions	184,918	1,111,359	432,706	5,041,025
Redeemed	(770,116)	(5,924,615)	(536,578)	(6,796,305)

Net increase (decrease) – Class C	(458,534)	(3,752,983)	320,861	4,009,758

CLASS I SHARES
Sold	375,631	4,006,252	865,491	12,479,242
Reinvestment of distributions	77,842	518,429	111,345	1,410,745
Redeemed	(891,004)	(7,393,439)	(678,398)	(9,830,862)

Net increase (decrease) – Class I	(437,531)	(2,868,758)	298,438	4,059,125

Net increase (decrease) in Fund	(3,654,902)	$(30,778,371)	341,497	$5,235,907

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - April 30, 2009 continued

6. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	APRIL 30, 2009	APRIL 30, 2008
Ordinary income	$—	$5,087,345
Long-term capital gains	6,950,277	30,976,497

Total distributions	$6,950,277	$36,063,842

As of April 30, 2009, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings	$—
Capital loss carryforward	(3,722,851)
Post-October losses	(23,761,453)
Temporary differences	(293)
Net unrealized depreciation	(11,398,097)

Total accumulated losses	$(38,882,694)

As of April 30, 2009, the Fund had a net capital loss carryforward $3,722,851, to offset future capital gains to the extent provided by regulations, which will expire on April 30, 2017.

As of April 30, 2009, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year) and capital loss deferrals on wash sales.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the Fund’s components of net assets at April 30, 2009:

ACCUMULATED	ACCUMULATED
NET INVESTMENT	NET REALIZED
LOSS	LOSS	PAID-IN-CAPITAL
$191,522	$(427)	$(191,095)

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - April 30, 2009 continued

7. Fair Valuation Measurements
The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective May 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

FAIR VALUE MEASUREMENTS AT APRIL 30, 2009 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$78,001,015	$77,203,015	$798,000	—

8. Accounting Pronouncements
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments,

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - April 30, 2009 continued

and disclosures about credit-risk related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund’s financial statements has not yet been determined.

On April 9, 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the Fund’s financial statements.

In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165 (“SFAS 165”), Subsequent Events, which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. SFAS 165 is effective for interim or annual financial periods ending after June 15, 2009. Management is currently evaluating the impact that the adoption of SFAS 165 will have on the Fund’s financial statement disclosures.

Morgan Stanley Small-Mid Special Value Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED APRIL 30,
	2009		2008		2007	2006	2005
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.64		$15.26		$14.14	$13.21	$13.07

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.01)		(0.02)		(0.03)	0.01	(0.01)
Net realized and unrealized gain (loss)	(4.10)		(1.11)		2.87	3.03	1.55

Total income (loss) from investment operations	(4.11)		(1.13)		2.84	3.04	1.54

Less distributions from net realized gains	(0.56)		(2.49)		(1.72)	(2.11)	(1.40)

Net asset value, end of period	$6.97		$11.64		$15.26	$14.14	$13.21

Total Return(2)	(34.93)%		(8.42)%		21.50%	24.26%	11.38%
Ratios To Average Net Assets(3):
Total expenses (before expense offset)	1.46%(4)		1.25%(4)		1.34%	1.34%	1.30%
Net investment income (loss)	(0.14)	%(4)	(0.16)	%(4)	(0.24)%	0.11%	(0.09)%
Rebate from Morgan Stanley affiliate	0.00%(5)		0.00%(5)		—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$20,041		$43,915		$45,640	$40,966	$30,805
Portfolio turnover rate .	50%		51%		52%	70%	78%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Financial Highlights continued

	FOR THE YEAR ENDED APRIL 30,
	2009			2008			2007	2006	2005
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.94			$14.52			$13.63	$12.89	$12.88

Income (loss) from investment operations:
Net investment loss(1)	—			(0.06)			(0.13)	(0.09)	(0.11)
Net realized and unrealized gain (loss)	(3.86)			(1.03)			2.74	2.94	1.52

Total income (loss) from investment operations	(3.86)			(1.09)			2.61	2.85	1.41

Less distributions from net realized gains	(0.56)			(2.49)			(1.72)	(2.11)	(1.40)

Net asset value, end of period	$6.52			$10.94			$14.52	$13.63	$12.89

Total Return(2)	(34.88)%			(8.55)%			20.57%	23.34%	10.51%
Ratios To Average Net Assets(3):
Total expenses (before expense offset)	1.33%(4	)(5)		1.52%(4	)(5)		2.10%	2.09%	2.06%
Net investment loss	(0.01)		%(4)(5)	(0.43)		%(4)(5)	(1.00)%	(0.64)%	(0.85)%
Rebate from Morgan Stanley affiliate	0.00%(6)			0.00%(6)			—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$40,287			$87,936			$132,160	$145,349	$143,725
Portfolio turnover rate	50%			51%			52%	70%	78%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Trust/Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment loss ratios would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED	RATIO	LOSS RATIO
April 30, 2009	2.20%	(0.88)%
April 30, 2008	2.00	(0.91)

(6)	Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Financial Highlights continued

	FOR THE YEAR ENDED APRIL 30,
	2009		2008		2007	2006	2005
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.89		$14.54		$13.64	$12.90	$12.88

Income (loss) from investment operations:
Net investment loss(1)	(0.07)		(0.12)		(0.13)	(0.09)	(0.11)
Net realized and unrealized gain (loss)	(3.83)		(1.04)		2.75	2.94	1.53

Total income (loss) from investment operations	(3.90)		(1.16)		2.62	2.85	1.42

Less distributions from net realized gains	(0.56)		(2.49)		(1.72)	(2.11)	(1.40)

Net asset value, end of period	$6.43		$10.89		$14.54	$13.64	$12.90

Total Return(2)	(35.42)%		(9.08)%		20.73%	23.23%	10.60%
Ratios To Average Net Assets(3):
Total expenses (before expense offset)	2.21%(4)		2.00%(4)		2.05%	2.09%	2.01%
Net investment loss	(0.89)	%(4)	(0.91)	%(4)	(0.95)%	(0.64)%	(0.80)%
Rebate from Morgan Stanley affiliate	0.00%(5)		0.00%(5)		—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$12,648		$26,412		$30,604	$29,976	$25,490
Portfolio turnover rate	50%		51%		52%	70%	78%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Financial Highlights continued

	FOR THE YEAR ENDED APRIL 30,
	2009	2008	2007	2006	2005
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.89	$15.50	$14.30	$13.31	$13.13

Income (loss) from investment operations:
Net investment income(1)	0.01	0.01	0.00	0.06	0.02
Net realized and unrealized gain (loss)	(4.19)	(1.13)	2.92	3.04	1.56

Total income (loss) from investment operations	(4.18)	(1.12)	2.92	3.10	1.58

Less distributions from net realized gains	(0.56)	(2.49)	(1.72)	(2.11)	(1.40)

Net asset value, end of period	$7.15	$11.89	$15.50	$14.30	$13.31

Total Return(2)	(34.78)%	(8.20)%	21.83%	24.54%	11.64%
Ratios To Average Net Assets(3):
Total expenses (before expense offset)	1.21%(4)	1.00%(4)	1.10%	1.09%	1.06%
Net investment income	0.11%(4)	0.09%(4)	0.00%	0.36%	0.15%
Rebate from Morgan Stanley affiliate	0.00%(5)	0.00%(5)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$5,157	$13,775	$13,329	$9,558	$10,967
Portfolio turnover rate	50%	51%	52%	70%	78%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Small-Mid Special Value Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Small-Mid Special Value Fund (the “Fund”), including the portfolio of investments, as of April 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Small-Mid Special Value Fund as of April 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
June 25, 2009

Morgan Stanley Small-Mid Special Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time your return to one of our sites, and help to

Morgan Stanley Small-Mid Special Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Small-Mid Special Value Fund
Trustee and Officer Information (unaudited)

Independent Trustees:

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Frank L. Bowman (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator–Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004), Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l’Orde National du Mérite by the French Government.	168	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

Michael Bozic (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	170	Director of various business organizations.

Morgan Stanley Small-Mid Special Value Fund
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Kathleen A. Dennis (55) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	168	Director of various non-profit organizations.

Dr. Manuel H. Johnson (60) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	170	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (66) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	171	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Small-Mid Special Value Fund
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Michael F. Klein (50) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	168	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (73) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	170	None.

W. Allen Reed (62)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	168	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Morgan Stanley Small-Mid Special Value Fund
Trustee and Officer Information (unaudited) continued

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Fergus Reid (76) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	171	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:
Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Interested	Other Directorships
Interested Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Interested Trustee

James F. Higgins (61) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	169	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) (the “Retail Funds”) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the “Institutional Funds”).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).
†	For the period September 26, 2008 through February 5, 2009, W. Allen Reed was an Interested Trustee. At all other times covered by this report, Mr. Reed was an Independent Trustee.

Morgan Stanley Small-Mid Special Value Fund
Trustee and Officer Information (unaudited) continued
Executive Officers:

Term of
Office and
	Position(s)	Length of
Name, Age and Address of	Held with	Time
Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years

Randy Takian (34) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President and Principal Executive Officer (since September 2008)	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of the Investment Adviser (since July 2008). Head of the Retail and Intermediary business within Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Global Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (since April 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Carsten Otto (45) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997); Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Small-Mid Special Value Fund
Trustee and Officer Information (unaudited) continued

Term of
Office and
	Position(s)	Length of
Name, Age and Address of	Held with	Time
Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years

Francis J. Smith (43) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003).

Mary E. Mullin (42) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2009 Federal Tax Notice (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended April 30, 2009. The Fund designated and paid $6,950,277 as a long-term capital gain distribution.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Small-Mid Special
Value Fund

Annual Report
April 30, 2009

JBJANN
IU09-02736P-Y04/09

Item 2. Code of Ethics.
(a) The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.
(b) No information need be disclosed pursuant to this paragraph.
(c) Not applicable.
(d) Not applicable.
(e) Not applicable.
(f)
(1) The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.
(2) Not applicable.
(3) Not applicable.
Item 3. Audit Committee Financial Expert.
The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

2

Item 4. Principal Accountant Fees and Services.
(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2009	Registrant			Covered Entities(1)
Audit Fees		$39,075			N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)		$6,418,000	(2)
Tax Fees		$5,950	(3)		$881,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$5,950			$7,299,000

Total		$45,025			$7,299,000

2008	Registrant			Covered Entities(1)
Audit Fees		$35,825			N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)		$6,767,000	(2)
Tax Fees		$5,459	(3)		$1,310,000	(4)
All Other Fees	$					$(5)
Total Non-Audit Fees		$5,459			$8,077,000

Total		$41,284			$8,077,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)	All other fees represent project management for future business applications and improving business and operational processes.

3

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:
APPENDIX A
AUDIT COMMITTEE
AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY AND PROCEDURES
OF THE
MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,1
1. Statement of Principles
The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.
The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.
The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

[1]	This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.
The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.
2. Delegation
As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.
3. Audit Services
The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.
In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
4. Audit-related Services
Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

5

not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.
The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
5. Tax Services
The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.
Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
6. All Other Services
The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.
The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
7. Pre-Approval Fee Levels or Budgeted Amounts
Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.
8. Procedures
All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be

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rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.
The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.
9. Additional Requirements
The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.
10. Covered Entities
Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
Morgan Stanley Retail Funds
Morgan Stanley Investment Advisors Inc.
Morgan Stanley & Co. Incorporated
Morgan Stanley DW Inc.
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Van Kampen Asset Management
Morgan Stanley Services Company, Inc.
Morgan Stanley Distributors Inc.
Morgan Stanley Trust FSB

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Morgan Stanley Institutional Funds
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Advisors Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Morgan Stanley & Co. Incorporated
Morgan Stanley Distribution, Inc.
Morgan Stanley AIP GP LP
Morgan Stanley Alternative Investment Partners LP
(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).
(f) Not applicable.
(g) See table above.
(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.
Item 5. Audit Committee of Listed Registrants.
(a)	The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.
(b) Not applicable.
Item 6. Schedule of Investments
(a) Refer to Item 1.
(b) Not applicable.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Applicable only to reports filed by closed-end funds.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable only to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.
Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Small-Mid Special Value Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 23, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 23, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 23, 2009

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